Comprehensive Income	6 Months Ended
Jun. 30, 2011
Comprehensive Income
Comprehensive Income

NOTE 10. COMPREHENSIVE INCOME

Comprehensive income includes the following components for the three and six months ended June 30, 2011 and 2010 (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
Consolidated net income	$67,552	$51,460	$135,847	$111,815
Other comprehensive income:
Unrealized (loss) gain on securities, net of tax	(1,532)	(566)	(1,382)	(98)
Foreign currency translation gain, net of tax	1,000	—	1,000	—

Consolidated total comprehensive income	$67,020	$50,894	$135,465	$111,717

Less: Total comprehensive income attributable to noncontrolling interests	12,969	—	25,477	—

Comprehensive income attributable to Endo Pharmaceuticals Holdings Inc.	$54,051	$50,894	$109,988	$111,717